UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® U.S. Government
Money Market Fund

January 31, 2005

SPG-QTLY-0305

1.813060.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 52.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 27.2%
Agency Coupons - 20.1%
2/7/05	2.29% (a)	$ 7,000,000	$ 6,995,497
2/18/05	1.45	2,000,000	1,999,905
2/22/05	2.23 (a)	5,000,000	4,995,922
2/22/05	2.39 (a)	10,000,000	9,995,674
3/6/05	2.31 (a)	13,000,000	12,995,246
3/24/05	2.46 (a)	30,000,000	29,999,576
4/3/05	2.43 (a)	16,350,000	16,342,557
4/28/05	1.33	6,000,000	6,000,000
5/3/05	1.40	3,000,000	3,000,000
5/4/05	1.54	5,000,000	5,000,000
5/13/05	1.59	6,000,000	6,000,000
			103,324,377
Discount Notes - 7.1%
2/2/05	2.10	8,000,000	7,999,536
2/4/05	1.92	1,783,000	1,782,718
3/1/05	2.39	3,000,000	2,994,447
3/4/05	1.21	3,000,000	2,996,900
3/15/05	2.37	135,000	134,630
4/6/05	2.23	5,000,000	4,980,400
4/27/05	2.46	12,000,000	11,931,150
7/6/05	2.75	4,000,000	3,953,242
			36,773,023
			140,097,400
Federal Home Loan Bank - 19.7%
Agency Coupons - 19.7%
2/1/05	2.28 (a)	10,000,000	9,998,419
2/10/05	2.11 (a)	10,000,000	9,991,760
2/25/05	1.40	4,400,000	4,400,000
2/25/05	2.45 (a)	9,000,000	8,998,971
2/26/05	2.26 (a)	20,000,000	19,993,548
3/13/05	2.32 (a)	18,000,000	17,980,553
3/21/05	2.45 (a)	5,000,000	4,999,868
3/28/05	2.40	5,000,000	4,992,228
4/15/05	1.35	10,000,000	10,000,000
4/27/05	1.30	5,000,000	5,000,000
5/2/05	2.63 (a)	5,000,000	4,994,810
			101,350,157
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Freddie Mac - 5.8%
Agency Coupons - 1.0%
2/4/05	2.09% (a)	$ 5,000,000	$ 4,999,902
Discount Notes - 4.8%
3/1/05	1.92	4,000,000	3,994,089
3/15/05	2.01	10,000,000	9,976,783
3/15/05	2.02	1,000,000	997,667
3/22/05	2.02	5,000,000	4,986,389
4/26/05	2.19	5,000,000	4,974,742
			24,929,670
			29,929,572
TOTAL FEDERAL AGENCIES			271,377,129
Repurchase Agreements - 51.0%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 1/31/05 due 2/1/05 At 2.53%) (b)	$ 226,901,924	226,886,000
With:
Banc of America Securities LLC At 2.25%, dated 12/2/04 due 2/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $11,742,941, 3.27% - 5.5%, 4/1/19 - 10/1/34)	11,042,625	11,000,000
Barclays Capital, Inc. At 2.25%, dated 12/1/04 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $10,537,289, 5%, 9/1/34)	10,038,750	10,000,000
UBS Warburg LLC At 2.55%, dated 2/2/05 due 3/22/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $15,110,000, 5.5%, 11/1/34)	15,051,000	15,000,000
TOTAL REPURCHASE AGREEMENTS		262,886,000
TOTAL INVESTMENT PORTFOLIO - 103.7%		534,263,129
NET OTHER ASSETS - (3.7)%		(18,918,410)
NET ASSETS - 100%		$ 515,344,719
Total Cost for Federal Income Tax Purposes $ 534,263,129
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$226,886,000 due 2/1/05 at 2.53%
Banc of America Securities LLC.	$ 40,875,951
Bank of America, National Association	54,501,268
Barclays Capital Inc.	27,250,634
Bear Stearns & Co. Inc.	40,875,951
Deutsche Bank Securities Inc.	2,725,063
Greenwich Capital Markets, Inc.	13,625,317
J.P. Morgan Securities, Inc.	13,625,317
Morgan Stanley & Co. Incorporated.	33,406,499
$ 226,886,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Treasury Money
Market Fund

January 31, 2005

SPM-QTLY-0305

1.813057.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 104.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 93.6%
2/3/05	1.93%	$ 69,402	$ 69,395
2/3/05	1.95	5,948	5,947
2/3/05	1.96	75,000	74,992
2/3/05	2.02	50,000	49,994
2/10/05	2.00	75,000	74,963
2/10/05	2.01	75,000	74,962
2/17/05	1.74	15,528	15,516
2/17/05	2.01	75,000	74,933
2/17/05	2.08	122,000	121,888
2/17/05	2.10	68,000	67,937
2/24/05	2.13	173,000	172,752
3/3/05	2.20	118,500	118,297
3/3/05	2.21	180,000	179,670
3/17/05	2.21	3,570	3,560
3/17/05	2.23	147,500	147,101
3/17/05	2.24	59,000	58,839
3/24/05	2.20	82,500	82,244
4/7/05	2.00	25,000	24,911
4/14/05	2.28	96	96
4/14/05	2.31	70,000	69,679
4/14/05	2.32	1,010	1,005
4/14/05	2.34	65,000	64,697
4/21/05	2.02	40,000	39,825
4/21/05	2.39	141,000	140,264
4/28/05	2.05	20,000	19,903
4/28/05	2.10	25,000	24,876
4/28/05	2.34	65,000	64,638
4/28/05	2.35	65,000	64,637
5/5/05	2.49	97,500	96,890
			2,004,411
U.S. Treasury Bonds - 5.8%
2/15/05	2.20	124,435	124,878
U.S. Treasury Notes - 5.3%
2/28/05	2.00	64,900	64,870
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - continued
3/31/05	1.50%	$ 8,000	$ 8,001
5/15/05	2.49	40,000	40,474
			113,345
TOTAL INVESTMENT PORTFOLIO - 104.7%	2,242,634
NET OTHER ASSETS - (4.7)%	(101,476)
NET ASSETS - 100%	$ 2,141,158
Total Cost for Federal Income Tax Purposes $ 2,242,634

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Money Market Fund

January 31, 2005

SMI-QTLY-0305

1.813021.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Deutsche Telekom International Finance BV
6/15/05	2.68%	$ 3,960	$ 4,038
6/15/05	2.70	535	546
6/15/05	2.71	770	785
6/15/05	2.83	140	143
6/15/05	2.84	410	418
6/15/05	2.85	370	377
6/15/05	2.88	915	933
6/15/05	2.94	775	790
TOTAL CORPORATE BONDS	8,030
Certificates of Deposit - 28.6%
Domestic Certificates Of Deposit - 4.0%
Washington Mutual Bank, California
4/18/05	2.47	100,000	100,000
5/3/05	2.69	25,000	25,000
5/5/05	2.46	75,000	75,000
6/13/05	2.70	25,000	25,000
			225,000
London Branch, Eurodollar, Foreign Banks - 9.5%
Barclays Bank PLC
2/3/05	1.95	10,000	10,000
2/28/05	1.93	25,000	25,000
BNP Paribas SA
2/28/05	2.33	25,000	25,000
Calyon
2/22/05	1.90	50,000	50,000
4/15/05	2.52	55,000	55,000
4/18/05	2.53	50,000	50,000
HBOS Treasury Services PLC
3/7/05	2.00	50,000	50,000
3/17/05	2.46	50,000	50,000
3/22/05	2.50	35,000	35,000
Norddeutsche Landesbank Girozentrale
3/22/05	2.51	110,000	110,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Societe Generale
3/7/05	2.00%	$ 75,000	$ 75,000
			535,000
New York Branch, Yankee Dollar, Foreign Banks - 15.1%
Banco Bilbao Vizcaya Argentaria SA
3/1/05	2.34 (b)	10,000	10,000
Bank of Tokyo-Mitsubishi Ltd.
2/22/05	2.49	30,000	30,000
BNP Paribas SA
2/22/05	2.44 (b)	55,000	54,989
7/1/05	2.80	80,000	80,000
7/1/05	2.83	25,000	25,000
Calyon
3/14/05	2.39 (b)	30,000	29,992
Canadian Imperial Bank of Commerce
2/15/05	2.53 (b)	60,000	60,000
2/28/05	2.52 (b)	25,000	24,998
Credit Agricole Indosuez
4/22/05	2.69 (b)	10,000	10,001
Deutsche Bank AG
3/3/05	2.38 (b)	40,000	40,000
Dresdner Bank AG
4/21/05	2.65	100,000	100,000
7/18/05	2.86	10,000	10,000
HBOS Treasury Services PLC
2/3/05	2.38 (b)	25,000	25,000
3/4/05	2.39 (b)	50,000	50,000
Landesbank Baden-Wuerttemberg
2/25/05	2.31 (b)	45,000	44,996
3/7/05	2.37 (b)	10,000	10,000
Royal Bank of Canada
3/15/05	2.41 (b)	25,000	24,994
Societe Generale
2/8/05	2.35 (b)	25,000	24,999
2/18/05	2.41 (b)	45,000	44,994
UBS AG
4/4/05	2.47 (b)	76,000	75,984
Unicredito Italiano Spa
2/14/05	2.21 (b)	20,000	19,997
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Unicredito Italiano Spa - continued
4/14/05	2.57% (b)	$ 25,000	$ 24,996
4/27/05	2.63 (b)	25,000	24,996
			845,936
TOTAL CERTIFICATES OF DEPOSIT			1,605,936
Commercial Paper - 21.5%

Alliance & Leicester PLC
4/18/05	2.54	5,000	4,973
Bank of America Corp.
3/16/05	2.06	79,000	78,808
Bradford & Bingley PLC
4/25/05	2.69	5,000	4,969
4/28/05	2.73	5,000	4,968
CC USA, Inc.
2/14/05	1.95 (a)	15,000	14,990
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/2/05	2.32	90,000	89,994
3/17/05	2.52	15,000	14,954
3/21/05	2.50	55,000	54,817
3/22/05	2.50	5,000	4,983
3/29/05	2.60	10,000	9,960
4/20/05	2.64	50,000	49,716
Comcast Corp.
2/8/05	2.68	5,000	4,997
DaimlerChrysler NA Holding Corp.
2/11/05	2.56	5,000	4,996
2/17/05	2.61	5,000	4,994
2/18/05	2.61	5,000	4,994
2/22/05	2.63	5,000	4,992
2/22/05	2.64	10,000	9,985
2/23/05	2.64	5,000	4,992
2/24/05	2.65	5,000	4,992
Dexia Delaware LLC
5/24/05	2.55	50,000	49,609
Dominion Resources, Inc.
2/7/05	2.48	1,000	1,000
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Dorada Finance, Inc.
2/15/05	2.26%	$ 5,000	$ 4,996
3/10/05	2.04 (a)	20,000	19,958
4/18/05	2.64	66,250	65,884
Emerald (MBNA Credit Card Master Note Trust)
3/17/05	2.52	10,000	9,969
3/23/05	2.52	5,000	4,983
3/23/05	2.54	10,000	9,965
Fairway Finance Corp.
4/21/05	2.65	15,000	14,913
Ford Motor Credit Co.
2/2/05	2.56	1,000	1,000
2/7/05	2.54	5,000	4,998
2/14/05	2.59	30,000	29,972
2/24/05	2.69	19,000	18,967
Grampian Funding Ltd.
4/18/05	2.62	35,000	34,808
4/20/05	2.53	25,000	24,864
4/25/05	2.64	95,000	94,426
6/14/05	2.67	25,000	24,757
K2 (USA) LLC
2/28/05	1.95	15,500	15,478
Motown Notes Program
3/16/05	2.51	5,000	4,985
3/21/05	2.50	15,000	14,950
3/22/05	2.50	49,000	48,834
3/22/05	2.52	55,000	54,812
3/28/05	2.60	15,000	14,941
4/19/05	2.65	10,000	9,944
5/3/05	2.71	25,000	24,830
Newcastle (Discover Card Master Trust)
2/3/05	2.31	15,000	14,998
3/15/05	2.50	15,000	14,956
4/18/05	2.63	25,000	24,862
5/2/05	2.71	5,000	4,966
Paradigm Funding LLC
2/7/05	2.36 (b)	20,000	20,000
2/24/05	1.94	25,000	24,969
2/28/05	1.93	25,000	24,964
Park Granada LLC
2/1/05	2.42	15,000	15,000
2/8/05	2.25	35,000	34,985
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Park Granada LLC - continued
3/21/05	2.53%	$ 20,000	$ 19,933
Westpac Capital Corp.
3/22/05	2.38	5,000	4,984
3/23/05	2.38	20,000	19,934
TOTAL COMMERCIAL PAPER			1,206,468
Federal Agencies - 7.0%

Fannie Mae - 2.7%
Agency Coupons - 2.7%
2/23/05	1.31	25,000	25,000
3/29/05	1.40	85,000	85,000
5/4/05	1.54	25,000	25,000
5/13/05	1.59	20,000	20,000
			155,000
Federal Home Loan Bank - 4.3%
Agency Coupons - 4.3%
2/25/05	1.38	37,000	37,000
2/25/05	1.40	75,000	75,000
4/27/05	1.30	21,500	21,500
4/28/05	1.33	10,000	10,000
5/2/05	1.80	7,400	7,392
5/2/05	1.97	12,600	12,582
5/2/05	2.63 (b)	53,000	52,945
5/3/05	1.37	25,000	25,000
			241,419
TOTAL FEDERAL AGENCIES			396,419
Master Notes - 4.4%

General Motors Acceptance Corp. Mortgage Credit
2/1/05	2.99 (d)	50,000	50,000
2/4/05	3.01 (d)	4,000	3,999
Goldman Sachs Group, Inc.
2/11/05	2.49 (b)(d)	17,000	17,000
2/14/05	2.13 (d)	60,000	60,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc. - continued
2/28/05	2.43% (b)(d)	$ 55,000	$ 55,000
4/12/05	2.12 (d)	60,000	60,000
TOTAL MASTER NOTES			245,999
Medium-Term Notes - 15.1%

Allstate Life Global Funding II
2/8/05	2.41 (a)(b)	5,000	5,000
2/15/05	2.47 (a)(b)	5,000	5,000
2/15/05	2.51 (a)(b)	10,000	10,000
American Express Credit Corp.
2/21/05	2.53 (a)(b)	20,000	19,996
ASIF Global Financing XXX
2/23/05	2.51 (a)(b)	25,000	25,000
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	45,000	45,000
BellSouth Corp.
4/26/05	4.12 (b)	10,000	10,040
BellSouth Telecommunications
3/4/05	2.50 (b)	10,000	10,000
Citigroup Global Markets Holdings, Inc.
3/7/05	2.50 (b)	10,000	10,004
Descartes Funding Trust
2/15/05	2.48 (b)	10,000	10,000
First Tennessee Bank NA, Memphis
2/4/05	2.25 (b)	15,000	15,000
General Electric Capital Corp.
2/7/05	2.39 (b)	64,000	64,000
2/9/05	2.52 (b)	55,000	55,000
2/17/05	2.58 (b)	60,000	60,003
HBOS Treasury Services PLC
3/24/05	2.55 (b)	60,000	60,000
Household Finance Corp.
2/7/05	2.36 (b)	5,000	5,000
M&I Bank FSB NV, Las Vegas
4/25/05	2.67 (b)	15,000	15,000
Morgan Stanley
2/1/05	2.61 (b)	7,000	7,000
2/4/05	2.39 (b)	15,000	15,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Morgan Stanley - continued
2/15/05	2.48% (b)	$ 17,000	$ 17,000
2/15/05	2.60 (b)	15,000	15,012
2/28/05	2.59 (b)	31,000	31,000
Pacific Life Global Funding
2/4/05	2.38 (a)(b)	5,000	5,000
2/14/05	2.43 (b)	5,000	5,000
RACERS
2/22/05	2.52 (a)(b)	50,000	50,000
SBC Communications, Inc.
6/5/05	2.39 (a)	5,000	5,028
SLM Corp.
2/1/05	2.45 (a)(b)	35,000	35,000
Verizon Global Funding Corp.
3/15/05	2.60 (b)	145,000	145,003
Wells Fargo & Co.
2/2/05	2.44 (b)	30,000	30,000
2/15/05	2.45 (b)	52,500	52,500
Westpac Banking Corp.
3/11/05	2.45 (b)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			846,586
Short-Term Notes - 4.3%

Jackson National Life Insurance Co.
4/1/05	2.70 (b)(d)	34,000	34,000
Metropolitan Life Insurance Co.
2/28/05	2.60 (a)(b)	10,000	10,000
4/1/05	2.75 (b)(d)	25,000	25,000
Monumental Life Insurance Co.
2/1/05	2.36 (b)(d)	35,000	35,000
2/1/05	2.56 (b)(d)	29,000	29,000
New York Life Insurance Co.
4/1/05	2.69 (b)(d)	60,000	60,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(d)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 0.2%
		Principal Amount (000s)	Value (000s)
Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series A, 2.42% tender 2/1/05, CP mode		$ 10,000	$ 10,000
Repurchase Agreements - 19.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 1/31/05 due 2/1/05 At:
2.51%	$ 4,371	4,371
2.53%	802	802
With:
Banc of America Securities LLC At 2.56%, dated 1/31/05 due 2/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $144,130,913, 0% - 2.6%, 2/1/05 - 3/3/05)	141,010	141,000
Citigroup Global Markets, Inc. At 2.63%, dated 1/31/05 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $87,962,111, 2.55% - 7.38%, 10/28/09 - 10/25/43)	86,006	86,000
Credit Suisse First Boston, Inc. At 2.6%, dated 1/31/05 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $208,150,000, 5.05%, 2/1/35)	200,014	200,000
Goldman Sachs & Co. At:
2.6%, dated 1/31/05 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $3,052,135, 4.13%, 7/10/42)	3,000	3,000
2.62%, dated 11/22/04 due 2/18/05 (Collateralized by Corporate Obligations with principal amounts of $88,280,336, 0%, 1/24/08) (b)(c)	84,538	84,000
J.P. Morgan Securities, Inc. At 2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Corporate Obligations with principal amounts of $50,610,600, 4.13% - 7.95%, 8/1/05 - 7/1/13)	50,165	50,000
Merrill Lynch, Pierce, Fenner & Smith At 2.65%, dated 11/8/04 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $81,925,000, 0% - 10.38%, 11/1/05 - 9/12/20) (b)(c)	82,513	82,000
Morgan Stanley & Co. At:
2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $225,174,842, 0% - 7.53%, 9/15/10 - 2/19/38)	110,364	110,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
2.58%, dated 1/31/05 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $75,460,501, 6.25% - 10%, 8/1/05 - 8/1/30)	$ 80,006	$ 80,000
Wachovia Securities, Inc. At 2.57%, dated 1/31/05 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $260,663,154, 1.52% - 5.9%, 7/2/08 - 11/15/37)	250,018	250,000
TOTAL REPURCHASE AGREEMENTS		1,091,173
TOTAL INVESTMENT PORTFOLIO - 100.6%		5,653,611
NET OTHER ASSETS - (0.6)%		(32,922)
NET ASSETS - 100%		$ 5,620,689
Total Cost for Federal Income Tax Purposes $ 5,653,611
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,972,000 or 3.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $478,999,000 or 8.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit: 2.99%, 2/1/05	1/3/05	$ 50,000
3.01%, 2/4/05	1/3/05	$ 3,999
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 60,000
2.13%, 2/14/05	9/30/04	$ 60,000
2.43%, 2/28/05	8/26/04	$ 55,000
2.49%, 2/11/05	1/13/05	$ 17,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 2.75%, 4/1/05	3/26/02	$ 25,000
Monumental Life Insurance Co.: 2.36%, 2/1/05	2/1/00	$ 35,000
2.56%, 2/1/05	7/31/98 - 9/17/98	$ 29,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 50,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005